Financial Risk Management - Market Risk - Additional Information (Details) $ in Thousands		1 Months Ended		12 Months Ended
	Mar. 01, 2022 USD ($)	Apr. 30, 2020 USD ($)	Jan. 31, 2020 USD ($)	Dec. 31, 2024	Dec. 31, 2022	Mar. 02, 2020 MXN ($)	Feb. 27, 2019 MXN ($)	Feb. 26, 2019 MXN ($)	May 02, 2017 MXN ($)
Disclosure of detailed information about financial instruments [Line Items]
Proportion of expenses in foreign currency				70.00%
Description of variable rate and effect of debt				The Company has financial debt denominated in pesos and U.S. dollars, which accrues interest at a variable rate based on TIIE 28-days and SOFR 1-month, respectively. If on the 2024 of year-end closing date the variable interest rates to which the Company is exposed had been 100 basis points (higher) or lower than the interest rate at year-end with the other variables remaining constant
Debt instrument interest rate period					SOFR 1 month rate
Debt securities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Debt securities, value						$ 3,000,000	$ 3,000,000	$ 2,300,000	$ 1,500,000
Interbank Equilibrium Interest Rate [Member]
Disclosure of detailed information about financial instruments [Line Items]
Debt instrument interest rate period				variable rate based on TIIE 28-days
SOFR 1-Month Interest Plus 3.10% [Member]
Disclosure of detailed information about financial instruments [Line Items]
Debt instrument interest rate period	SOFR 1-month interest plus 3.10%
Fixed annual interest rate	1.59%
Debt securities, value	$ 4,000,000
Borrowings interest rate basis	3.10
SOFR 1-Month Plus 2.85% [Member]
Disclosure of detailed information about financial instruments [Line Items]
Debt instrument interest rate period	SOFR 1-month plus 2.85%
Fixed annual interest rate	1.785%
Debt securities, value	$ 30,000,000
Borrowings interest rate basis	2.85
SOFR
Disclosure of detailed information about financial instruments [Line Items]
Debt instrument interest rate period				SOFR 1-month
TIIE Rate [Member]
Disclosure of detailed information about financial instruments [Line Items]
Fixed annual interest rate						6.33%	8.03%	8.0315%	7.21%
Likely [Member]
Disclosure of detailed information about financial instruments [Line Items]
Sensitivity analysis of risk variable percentage				0.25%
Possible [Member]
Disclosure of detailed information about financial instruments [Line Items]
Sensitivity analysis of risk variable percentage				0.50%
Stress [Member]
Disclosure of detailed information about financial instruments [Line Items]
Sensitivity analysis of risk variable percentage				1.00%
MBJA [Member]
Disclosure of detailed information about financial instruments [Line Items]
Description of tariffs for the passengers				In MBJ, the tariffs are billed and charged to domestic and international passengers in USD, which are assimilated into a fixed amount for 12 months (from April to March), and then updated for inflation in the United States.
International tariff per passenger			$ 19.34
Increase in tariff of an international passenger			24.74
Domestic tariff per passenger			$ 5.52
Proportion of expenses in foreign currency				70.00%
Debt instrument interest rate period	30-day Libor interest rate
Debt securities, value	$ 34,000,000
PAC Kingston Airport Limited (PACKAL) [Member]
Disclosure of detailed information about financial instruments [Line Items]
Description of tariffs for the passengers				In PACKAL, the tariffs are billed and charged to domestic and international passengers in USD, which they are assimilated into a fixed amount for 12 months (from April to March), and then updated for inflation in the United States.
International tariff per passenger		$ 16.81
Increase in tariff of an international passenger		28.8
Domestic tariff per passenger		5.83
Increase in tariff of domestic tariff per passenger		$ 9.99